Mining interests - Schedule of Purchase Price Allocated to Assets and Liabilities (Details) - Oklo Resources Limited $ in Thousands	Sep. 07, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 1,415
Accounts receivable, prepaids and other	83
Accounts payable and accrued liabilities	(2,332)
Current income and other taxes payable	(2,355)
Identifiable assets acquired (liabilities assumed)	56,788
Dandoko Property, Mali
Disclosure of detailed information about business combination [line items]
Mining interests	56,287
Other
Disclosure of detailed information about business combination [line items]
Mining interests	$ 3,690